Note 5 - Vessels, Net (Details Textual) - USD ($)		12 Months Ended
	Nov. 05, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payments to Acquire Property, Plant, and Equipment, Total		$ 29,045,685	$ 9,635,504	$ 24,243,012
Acquisition of M/V Starlight [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 10,210,599